TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on income (tax benefit):
Current	$ (239)	$ (899)	$ 1,846
Deferred	(199)	(1,505)	415
Taxes on income (tax benefit)	(40)	(2,404)	2,261
Taxes on income (tax benefit):
Domestic	(28)	(1,583)	1,707
Foreign	(12)	(821)	554
Taxes on income (tax benefit)	$ (40)	$ (2,404)	$ 2,261